                         SIMPSON THACHER & BARTLETT LLP

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                            NEW YORK, N.Y. 10017-3954
                                 (212) 455-2000

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                            FACSIMILE (212) 455-2502

DIRECT DIAL NUMBER                                                E-MAIL ADDRESS
212-455-3189                                                  ETOLLEY@STBLAW.COM

                                                                November 1, 2005

VIA COURIER AND EDGAR

          Re:  Celanese Corporation - Amendment No. 1 to Registration Statement
               on Form S-1, File No.: 333-127902

Lesli Sheppard
Chris Edwards
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Dear Ms. Sheppard and Mr. Edwards:

                  On behalf of Celanese Corporation (the "Registrant"), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the "Staff") dated September 30, 2005
(the "comment letter") relating to the above-referenced Amendment No. 1 to
Registration Statement on Form S-1 filed on September 26, 2005 (the
"Registration Statement"). The Registrant has also revised the Registration
Statement in response to the Staff's comments and is filing concurrently with this letter Amendment No. 2 to the Registration Statement ("Amendment No. 2"),
which reflects these revisions and generally updates financial and other information. Amendment No. 2 includes all remaining information required to be included in the Registration Statement, except for the information that the
Registrant is entitled to omit under Rule 430A. In addition, the Registrant has filed all remaining exhibits with Amendment No.2.

                  For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter. Page references in the text of this letter correspond to the pages of Amendment No. 2.

RISKS RELATED TO OUR BUSINESS, PAGE 21

WE ARE AN INTERNATIONAL COMPANY AND ARE EXPOSED TO GENERAL ECONOMIC, POLITICAL
AND REGULATORY CONDITIONS. . ., PAGE 21

     1.  Please revise the paragraph on page 21 that begins "From time to time"
         to put a period after "United Nations" in the first sentence; to immediately begin a new second sentence with "These countries include
         Iran, Sudan and Syria, three countries currently identified by the U.S.
         State Department as terrorist-sponsoring states, and other countries that previously have been identified by the State Department as terrorist-sponsoring states, or sales to such countries have been regulated..."; or make other revisions to the paragraph as appropriate to make clear that Iran, Sudan and Syria currently are identified as state sponsors of terrorism.

       The Registrant has revised the disclosure on page 22 in accordance with the Staff's comment.

     2.  Please revise the next paragraph to disclose that Cuba also is identified by the U.S. State Department as a state sponsor of terrorism.

       The Registrant has revised the disclosure on page 22 in accordance with the Staff's comment.

     3.  In the last sentence of the last paragraph on page 21 you state: "In addition, the Department's investigation into our activities with respect to Iran, Cuba and Syria may result in additional scrutiny of our activities with respect to other countries and other parties that are the subject of sanctions." Please advise us whether any of the other countries to which you refer are countries identified by the
         State Department as state sponsors of terrorism. If so, please describe for us the activities and parties to which you refer.

       The Registrant respectfully advises the Staff that, to the Registrant's knowledge, the Registrant has not engaged in any transactions with any countries currently identified by the U.S. State Department as state sponsors of terrorism other than the sales to Iran, Sudan, Syria and Cuba described on pages 22 and 23 of the prospectus.

                                  * * * * * * *

                  Please call me (212-455-3189) or Igor Fert (212-455-2255) of my firm if you wish to discuss our responses to the comment letter.

                                                Very truly yours,

                                                /s/ Edward P. Tolley III
                                                Edward P. Tolley III